Exceptional items (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Exceptional items
Exceptional items - cost of sales	$ 1,475,000,000	$ 1,270,000,000	$ 2,801,000,000	$ 2,388,000,000
Exceptional items - SG&A expenses	87,000,000	68,000,000	173,000,000	144,000,000
Exceptional finance [expense/(income)]	64,000,000	67,000,000	124,000,000	117,000,000
Exceptional income tax [credit]	16,000,000	10,000,000	17,000,000	6,000,000
Exceptional items.
Exceptional items
Start-up related and other costs	1,000,000	3,000,000	2,000,000	5,000,000
Impairment - property, plant and equipment		10,000,000		10,000,000
Exceptional items - cost of sales	1,000,000	13,000,000	2,000,000	15,000,000
Transaction-related and other costs	3,000,000	1,000,000	6,000,000	2,000,000
Exceptional items - SG&A expenses	3,000,000	1,000,000	6,000,000	2,000,000
Exceptional finance [expense/(income)]	2,000,000	8,000,000	5,000,000	2,000,000
Exceptional income tax [credit]	(1,000,000)	(1,000,000)	(1,000,000)	(1,000,000)
Total exceptional items, net of tax	$ 5,000,000	$ 21,000,000	$ 12,000,000	$ 18,000,000